GS Mortgage-Backed Securities Trust 2024-PJ6

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)
Run Date - 5/29/2024 10:19:09 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	263	0.00%	263
City	0	263	0.00%	263
State	0	263	0.00%	263
Zip	0	263	0.00%	263
Borrower First Name	0	263	0.00%	263
Borrower Last Name	0	263	0.00%	263
Borrower SSN	0	263	0.00%	263
Original Loan Amount	0	263	0.00%	263
Original Interest Rate	0	263	0.00%	263
Representative FICO	0	263	0.00%	263
Property Type	0	263	0.00%	263
Occupancy	0	263	0.00%	263
Purpose	0	263	0.00%	263
Balloon Flag	0	262	0.00%	263
Original CLTV	0	263	0.00%	263
Original LTV	0	263	0.00%	263
Lender	0	262	0.00%	263
Product Description	0	262	0.00%	263
Originator Loan Designation	0	261	0.00%	263
Investor: Qualifying Total Debt Ratio	0	262	0.00%	263
Refi Purpose	0	13	0.00%	263
PITIA Reserves Months	0	159	0.00%	263
Note Date	0	1	0.00%	263
First Payment Date	0	1	0.00%	263
Amortization Term	0	1	0.00%	263
Maturity Date	0	1	0.00%	263
Original P&I	0	1	0.00%	263
Amortization Type	0	1	0.00%	263
Doc Type	0	2	0.00%	263
# of Units	0	1	0.00%	263
Contract Sales Price	0	1	0.00%	263
LTV Valuation Value	0	1	0.00%	263
MERS Min Number	0	1	0.00%	263
Origination Company Name	0	1	0.00%	263
Universal Loan Identifier (ULI)	0	1	0.00%	263
Prepayment Penalty Period (months)	0	1	0.00%	263
Has FTHB	0	1	0.00%	263
Escrow Account	0	1	0.00%	263
Total	0	5,443	0.00%	263